SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - - Schedule of Basic and Diluted Loss Per Share (Details) (USD $)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Numerator:
Loss from continuing operations	$ (819,972)	$ (283,980)	$ (1,534,288)	$ (3,216,554)	$ (9,848)	$ (5,527,637)	$ (5,537,485)	$ (7,071,773)
Loss from discontinued operations	$ 9,473	$ (1,302,620)	$ 118,253	$ (1,329,925)	$ (99,474)	$ (1,410,671)	$ (1,510,145)	$ (1,391,892)
Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	4,249,120	3,174,716	3,874,283	2,774,609	7,469,388	36,238,712	24,948,719	2,409,025
Loss per common share, basic and diluted:
Loss from continuing operations	$ (0.19)	$ (0.09)	$ (0.40)	$ (1.16)	$ 0.00	$ (0.15)	$ (0.22)	$ (2.94)
Loss from discontinued operations	$ 0.00	$ (0.41)	$ 0.03	$ (0.48)	$ (0.01)	$ (0.04)	$ (0.06)	$ (0.58)